Reconciliation of Financial Statements to Form 5500 (Tables)	12 Months Ended
Apr. 30, 2026
EBP 001
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500	The following is a reconciliation of net assets available for benefits on the financial statements to the Form 5500 as of April 30, 2026 and April 30, 2025:

	April 30, 2026
(in thousands)	Amounts per Financial Statements	Change in deemed loans with no post-default payments	Amounts per Form 5500
Notes receivable from participants	$10,691	$(190)	$10,501
Net assets available for benefits	404,292	(190)	404,102

	April 30, 2025
(in thousands)	Amounts per Financial Statements	Change in deemed loans with no post-default payments	Amounts per Form 5500
Notes receivable from participants	$11,974	$(142)	$11,833
Net assets available for benefits	386,244	(142)	386,102
The following is a reconciliation of the net increase in net assets available for benefits on the financial statements to the Form 5500 for the year ended April 30, 2026:

	Year Ended April 30, 2026
(in thousands)	Amounts per Financial Statements	Change in deemed loans with no post-default payments	Amounts per Form 5500
Interest income on notes receivable from participants	$1,062	$(9)	$1,053
Total additions	119,155	(9)	119,146
Benefits paid to participants	(26,289)	(39)	(26,328)
Total deductions	(26,289)	(39)	(26,328)
Net increase in net assets available for benefits prior to transfers	92,866	(48)	92,818